UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Ba1	$1,750,000	$1,836,940

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	1,000,000	1,203,810

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	3,500,000	3,858,050

			6,898,800
Arizona (1.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/31(FWC)	AA	2,100,000	2,454,354

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	3,500,000	3,790,115

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,000,000	3,309,750

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	3,300,000	3,570,600

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,060,420

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,750,000	2,173,553

			16,367,311
California (7.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	BBB+/F	1,300,000	1,386,047

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5.875%, 10/1/34 (Prerefunded 10/1/18)	Baa1	1,500,000	1,589,400

CA State G.O. Bonds, 5.50%, 3/1/40	Aa3	10,300,000	11,384,384

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5.00%, 12/1/29	AAA	175,000	181,080

CA State Edl. Fac. Auth. Rev. Bonds (Pacific U.), Ser. A, 5.00%, 11/1/30	A2	750,000	839,340

CA State Hlth. Fac. Fin. Auth. Rev. Bonds (Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	2,900,000	3,259,687

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,500,000	1,602,825
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,828,435

CA State Pub. Wks. Board Rev. Bonds (Capital Projects), Ser. A, 5.00%, 4/1/29	A1	3,605,000	4,115,792

CA State U. Rev. Bonds (Systemwide), Ser. A
5.00%, 11/1/41	Aa2	6,000,000	6,989,340
5.00%, 11/1/38	Aa2	3,885,000	4,595,877

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	679,104
AGM, 5.00%, 11/15/44	AA	1,500,000	1,700,940

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 9/1/35	A-	585,000	643,705

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/28	BBB	1,500,000	1,786,500

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/41	AA-	1,000,000	1,136,200

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	2,000,000	2,299,060

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. B, 5.00%, 7/1/36	AA+	4,980,000	5,822,915

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,201,323

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5.00%, 8/1/40	Aa3	1,000,000	1,147,780

Port of Oakland, Rev. Bonds, Ser. P, 5.00%, 5/1/33	A1	1,240,000	1,373,945

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A1	4,000,000	3,279,240

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	6,607,125

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/25	A3	630,000	694,972

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	1,375,000	1,681,639

			69,826,655
Colorado (2.0%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	BBB+	650,000	709,709
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.25%, 6/1/22	BBB+	290,000	290,603
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	2,000,000	2,159,600
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,108,760
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,074,860

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,272,405

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index), Ser. B, 1.87%, 9/1/39	A3	1,000,000	1,009,030

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	13,000,000	6,978,530

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	A	1,675,000	1,682,035

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	225,000	240,750

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	826,478

			18,352,760
Connecticut (0.2%)

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,622,880

			1,622,880
Delaware (0.4%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,700,000	1,851,062
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,000,000	2,080,100

			3,931,162
District of Columbia (2.7%)

DC G.O. Bonds, Ser. C, 5.00%, 6/1/38	Aa1	2,000,000	2,287,880

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	2,955,000	3,127,779
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	45,000	53,560
(Kipp Charter School), 6.00%, 7/1/33	BBB+	950,000	1,101,145

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,038,240

DC U. Rev. Bonds (Gallaudet U.)
5.50%, 4/1/41	A+	2,000,000	2,253,040
5.50%, 4/1/34	A+	1,000,000	1,130,760

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5.00%, 10/1/37	AA+	3,135,000	3,644,030
5.00%, 10/1/35	AA+	5,000,000	5,831,900

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	4,425,850

			24,894,184
Florida (4.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	4,000,000	4,401,720

Central FL Expressway Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/34	A2	1,700,000	1,968,974

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	890,000	912,099

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	495,000	515,755

Greater Orlando Aviation Auth. Rev. Bonds (Arpt. Fac.), Ser. A, 5.00%, 10/1/46	Aa3	3,500,000	3,925,775

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,482,628

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,913,115
5.00%, 11/15/40	A2	2,175,000	2,407,247

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,060,000	1,089,214

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,361,470

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,515,600
Ser. A, 5.00%, 10/1/38	A	1,750,000	1,979,110
5.00%, 10/1/28	A2	500,000	579,385

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A2	1,000,000	1,115,860

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,963,044

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,606,650

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	534,917

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.20%, 10/1/22	AA-	3,405,000	3,574,160

			43,846,723
Georgia (3.8%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	2,000,000	2,164,580

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
5.00%, 11/1/43	Aa2	2,750,000	3,170,035
5.00%, 11/1/40	Aa2	4,860,000	5,617,091

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19) (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	2,000,000	1,994,620

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	255,000	263,790

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,545,628

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. A, 5.00%, 10/1/43	Aa2	2,400,000	2,756,328

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,085,000	1,110,780
5.00%, 3/1/37	BBB-/F	450,000	466,718

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. S, 5.50%, 8/15/54	AA-	1,825,000	2,140,013
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	1,000,000	1,131,050
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,531,240

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5.50%, 9/15/21	BBB+	370,000	421,807

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39	Ba3	2,450,000	2,497,824

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,937,290

			34,748,794
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	208,584
AGM, 5.00%, 10/1/30	AA	500,000	555,265

			763,849
Idaho (0.8%)

ID State Hsg. & Fin. Assn. Rev. Bonds (Garvee), 4.00%, 7/15/30	A2	7,000,000	7,411,390

			7,411,390
Illinois (6.4%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	2,961,734
Ser. B-2, 5.50%, 1/1/37	BBB+	6,000,000	5,936,340
Ser. A, 5.25%, 1/1/33	BBB+	1,200,000	1,175,100

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	3,500,000	2,845,920
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	A	1,000,000	851,680
(School Reform), Ser. A, NATL, zero %, 12/1/18	A	3,125,000	2,987,656

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,070,780
5.00%, 1/1/30	AA	200,000	216,548

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39 (Prerefunded 1/1/21)	A2	1,650,000	1,860,326
Ser. D, 5.00%, 1/1/42	A	650,000	727,565
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,940,056
Ser. G, 5.00%, 1/1/37	A	600,000	673,662

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,185,730
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,891,605

Chicago, Wtr. Wks Rev. Bonds AGM
5.00%, 11/1/25	AA	1,695,000	1,774,004
U.S. Govt. Coll., 5.00%, 11/1/25 (Prerefunded 11/1/18)	AA	3,055,000	3,213,921

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., 7.25%, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	2,723,440
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,180,651
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37 (Prerefunded 1/1/18)	A	1,000,000	1,022,770

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,248,163
5.00%, 1/1/41	Baa3	700,000	699,034
5.00%, 11/1/36	Baa3	3,000,000	3,013,110
5.00%, 11/1/34	Baa3	1,000,000	1,006,600
5.00%, 2/1/29	Baa3	1,250,000	1,266,088
5.00%, 2/1/28	Baa3	2,350,000	2,382,031
5.00%, 8/1/21	Baa3	2,250,000	2,347,403

IL State Fin. Auth. Rev. Bonds (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	515,350

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,859,850

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	2,150,000	2,453,903

			58,031,020
Indiana (1.3%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	6,150,000	6,978,344

IN State Fin. Auth. VRDN, Ser. A-2, 0.97%, 2/1/37	VMIG1	2,700,000	2,700,000

IN State Fin. Auth. Econ. Dev.
Mandatory Put Bonds (9/1/17) (Republic Svcs., Inc.) Ser. A, 1.20%, 5/1/34	A-2	670,000	669,906
Mandatory Put Bonds (9/1/17) (Republic Svcs., Inc.) Ser. B, 1.05%, 5/1/28	A-2	300,000	299,958

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	1,054,717

			11,702,925
Iowa (0.1%)

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	750,000	750,983

			750,983
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	2,900,000	3,057,644

			3,057,644
Kentucky (1.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,573,068

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	855,000	871,792

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	3,635,000	4,252,696

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	463,912
5.00%, 7/1/30	A+	1,000,000	1,121,190

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	1,000,000	1,079,330

			9,361,988
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	1,075,000	1,184,123

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	1,200,000	1,371,648

			2,555,771
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	1,100,000	1,188,583

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	1,250,000	1,367,800
(Peninsula Regl. Med. Ctr.), 5.00%, 7/1/39	A	2,750,000	3,025,138

			5,581,521
Massachusetts (6.3%)

MA State G.O. Bonds
Ser. J, 5.00%, 12/1/37	Aa1	5,750,000	6,773,615
Ser. E, 4.00%, 4/1/46	Aa1	5,000,000	5,178,250
Ser. G, 4.00%, 9/1/42	Aa1	2,245,000	2,337,539

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	6,750,000	7,223,445

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	920,000	1,057,936
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,340,000	1,442,805
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	110,000	119,862
(Berklee College of Music), 5.25%, 10/1/41	A2	5,500,000	6,241,565
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	3,300,000	3,323,496
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,101,300
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/46	A1	2,875,000	3,274,740
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,000,000	2,259,320
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	650,000	736,944
(Suffolk U.), 5.00%, 7/1/36	Baa2	750,000	837,915
(Suffolk U.), 5.00%, 7/1/35	Baa2	250,000	280,663
(Suffolk U.), 5.00%, 7/1/34	Baa2	700,000	789,978

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	2,415,000	2,535,726

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	2,600,000	2,851,732

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	1,130,000	1,189,348

MA State Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/33	Aa2	1,055,000	1,244,700

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	4,420,000	5,120,879

			56,921,758
Michigan (3.6%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	75,693

Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A3	1,000,000	1,106,620

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,440

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.375%, 7/1/35	Ba1	1,250,000	1,393,338

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	7,100,000	7,891,934

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,430,350

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,000,000	2,098,960

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,948,660
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A1	1,090,000	1,198,259
Ser. H-1, 5.00%, 10/1/39	AA-	5,250,000	5,852,280
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	437,696
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	270,000	300,745
(Detroit), Ser. C-3, 5.00%, 4/1/26	A2	1,000,000	1,166,870
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	681,870

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,735,375

Oakland U. Rev. Bonds, 5.00%, 3/1/39	A1	2,000,000	2,214,100

			32,538,190
Minnesota (1.0%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), 6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,035,000	1,087,971

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.94%, 11/15/35	VMIG1	400,000	400,000

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	2,000,000	2,081,560

MN State Higher Ed. Fac. Auth. Rev. Bonds (Carleton College)
4.00%, 3/1/36	Aa2	400,000	432,948
4.00%, 3/1/35	Aa2	1,000,000	1,084,990

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.87%, 11/15/38	VMIG1	2,500,000	2,500,000

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	1,500,000	1,328,175

			8,915,644
Mississippi (1.1%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,865,000	1,869,886

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. E, 1.00%, 12/1/30	VMIG1	6,100,000	6,100,000
Ser. A, 0.89%, 12/1/30	VMIG1	1,720,000	1,720,000

			9,689,886
Missouri (0.6%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,215,680

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.89%, 9/1/30	VMIG1	3,000,000	3,000,000

			5,215,680
Nebraska (0.3%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. C, 5.00%, 1/1/34	A1	2,140,000	2,456,827

			2,456,827
Nevada (1.3%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,300,000	1,476,800

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	790,000	839,802

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 1.06%, 6/1/42	VMIG1	9,685,000	9,685,000

			12,001,602
New Hampshire (0.6%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	668,844
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,983,615

			5,652,459
New Jersey (5.2%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,455,610

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	3,840,000	4,116,941
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	Baa1	3,660,000	3,765,262
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33 (Prerefunded 6/15/19)	Baa1	385,000	415,142
(School Facs. Construction), Ser. AA, U.S. Govt. Coll., 5.25%, 12/15/33 (Prerefunded 6/15/19)	AAA/P	1,455,000	1,568,912
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	5,764,338

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,178,540
Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,199,198

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5.625%, 6/1/30	AA	2,250,000	2,404,980

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	3,000,000	3,164,550
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	A+	2,500,000	2,879,750

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5.25%, 1/1/40	A+	3,000,000	3,146,130

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6.00%, 6/15/35	Baa1	3,000,000	3,240,540
Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	6,712,350

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,210,180

			47,222,423
New Mexico (0.8%)

Farmington, Poll. Control Rev. Bonds (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,819,275

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/32	BBB-	2,155,000	2,264,733

			7,084,008
New York (9.7%)

Hudson, Yards Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	Aa3	1,195,000	1,368,179

Metro. Trans. Auth. Rev. Bonds, Ser. D
5.00%, 11/15/36	AA-	2,500,000	2,829,350
5.00%, 11/15/29	AA-	3,000,000	3,478,230

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	175,000	185,743

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.23%, 11/1/26	AA	5,200,000	5,200,728

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	5,000,000	5,377,350

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	BBB	300,000	300,708

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
(2nd Gen. Resolution), Ser. CC-1, 5.00%, 6/15/46	Aa1	5,000,000	5,779,100
Ser. DD, 5.00%, 6/15/35	Aa1	2,000,000	2,311,280

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/39	AAA	3,500,000	4,033,995
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	3,710,000	4,282,119
(Future Tax), Ser. E-1, 5.00%, 2/1/35	AAA	5,000,000	5,799,800

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	5,000,000	5,705,250

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6.00%, 7/1/20	Aa2	10,900,000	12,109,028
(City U.), Ser. A, 5.75%, 7/1/18	Aa2	2,780,000	2,840,048
(State U. Edl. Fac.), Ser. A, 5.50%, 5/15/19	Aa2	15,000,000	15,760,500

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5.75%, 3/15/36	AAA	500,000	537,535
Ser. E, 5.00%, 2/15/44	AAA	3,500,000	3,995,915

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 1.523%, 12/1/20	A2	3,300,000	3,262,875

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,000,000	1,080,980
5.00%, 7/1/41	Baa3	1,000,000	1,087,400

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,000,000	1,025,090

			88,351,203
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,250,000	1,354,600
AMBAC, 6.00%, 1/1/18 (Escrowed to maturity)	AAA/F	7,000,000	7,172,060

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A-/F	2,345,000	2,496,018

NC State Muni. Pwr. Agy. No. 1 Rev. Bonds (Catawba Elec.), Ser. A
5.00%, 1/1/30	A2	345,000	363,516
FHL Banks Coll., U.S. Govt. Coll., 5.00%, 1/1/30 (Prerefunded 1/1/19)	AAA/F	855,000	904,539

NC State Tpk. Auth. Rev. Bonds, AGM, 5.00%, 1/1/39	AA	700,000	806,099

			13,096,832
Ohio (3.5%)

American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	4,100,000	4,648,047
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/29	A	1,200,000	1,402,668

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	4,000,000	3,877,920

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6.125%, 7/1/40	BBB-	1,000,000	1,106,130
6.00%, 7/1/35	BBB-	1,875,000	2,079,619

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB	1,000,000	1,061,970

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,100,000	1,284,536

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5.00%, 4/1/24	AA	5,000,000	5,166,300

Middleburg Heights, Hosp. Rev. Bonds (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,629,780

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	475,000	490,186

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,946,910

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5.25%, 2/15/33	A1	1,775,000	2,063,189

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	645,000	732,410
5.00%, 2/15/33	A2	355,000	404,746

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	1,350,000	1,489,914
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	145,000	156,881

Youngstown State U. Rev. Bonds, 5.00%, 12/15/25	A+	2,000,000	2,239,220

			31,780,426
Oregon (0.3%)

OR State G.O. Bonds, Ser. F, 5.00%, 5/1/39	Aa1	2,635,000	3,077,733

			3,077,733
Pennsylvania (6.3%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6.00%, 7/1/24	Aa3	2,210,000	2,770,589

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A	500,000	552,015

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.25%, 1/1/19	BBB+/F	1,465,000	1,542,103
(Presbyterian Homes Oblig. Group), Ser. A, 5.15%, 1/1/18	BBB+/F	665,000	677,103
(Diakon Lutheran Social Ministries), 5.00%, 1/1/33	BBB+/F	1,000,000	1,110,850
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	120,000	133,956
(Diakon Lutheran Social Ministries), 5.00%, 1/1/31	BBB+/F	100,000	112,257

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
5.00%, 6/1/36	A	510,000	575,265
5.00%, 6/1/34	A	640,000	728,083

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/30	A	6,860,000	7,885,433

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	544,505

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27	Aa3	5,430,000	5,563,307
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	70,000	71,845

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5.50%, 3/15/38 (Prerefunded 9/15/18)	BBB-	1,275,000	1,341,989

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	1,000,000	1,146,070

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	3,250,000	3,345,193

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5.00%, 11/1/42	A3	1,500,000	1,637,940

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	1,200,000	1,247,052

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5.00%, 4/1/24	A2	1,000,000	1,094,580
5.00%, 4/1/23	A2	1,000,000	1,099,230

PA State Tpk. Comm. Rev. Bonds
Ser. A-1, 5.00%, 12/1/46	A1	1,200,000	1,343,448
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,866,428
Ser. A, 5.00%, 12/1/38	A1	2,250,000	2,529,203

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/27	A2	1,250,000	1,486,163

PA State U. Rev. Bonds, Ser. B
5.00%, 9/1/35	Aa1	1,000,000	1,165,680
5.00%, 9/1/34	Aa1	1,000,000	1,168,860

Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,137,770
5.00%, 8/1/31	A	1,000,000	1,143,920

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,266,610

Pittsburgh, G.O. Bonds
5.00%, 9/1/36	A1	500,000	581,240
Ser. B, 5.00%, 9/1/25	A1	2,500,000	2,876,000
4.00%, 9/1/33	A1	500,000	528,200

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	550,000	656,123

			56,929,010
Rhode Island (0.5%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,094,220

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,317,893

			4,412,113
South Carolina (1.6%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,163,760
5.00%, 10/1/28	A2	425,000	499,855

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	6,000,000	6,804,960
Ser. A, 5.50%, 12/1/54	AA-	2,000,000	2,227,780
Ser. A, 5.00%, 12/1/50	AA-	2,500,000	2,717,275
Ser. A, 5.00%, 12/1/25	AA-	750,000	878,408

			14,292,038
Tennessee (0.5%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,454,920

			4,454,920
Texas (11.9%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/33	AAA	1,575,000	1,853,444
4.00%, 12/1/31	AAA	365,000	396,715

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95%, 5/15/33	BBB	1,100,000	1,158,784

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	3,450,000	3,555,260

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	650,000	725,407

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	BBB	375,000	425,693

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	5,530,000	6,385,933

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,000,000	2,180,940

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,717,250

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa3	1,300,000	1,411,800

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.95%, 12/1/24	A-1+	7,050,000	7,050,000

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/25	A+	3,500,000	3,869,215

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,354,013

Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,599,210
Ser. A, 5.00%, 11/15/33	AA	4,500,000	5,012,325

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	1,879,945

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	195,000	176,963

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
5.00%, 5/15/40	A	750,000	848,123
5.00%, 5/15/33	A	150,000	171,299
5.00%, 5/15/32	A	850,000	974,942

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,484,585

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (10/2/17) (Republic Svcs., Inc.), Ser. A, 1.05%, 1/1/20	A-2	1,300,000	1,300,000

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	772,230
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	1,085,000	1,204,968

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	12,160,793
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	640,000	655,194
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6.00%, 1/1/25 (Prerefunded 1/1/18)	AAA/P	4,560,000	4,670,945
(1st Tier), Ser. A, 5.625%, 1/1/33	A1	370,000	377,600
(1st Tier), Ser. A, FCS, U.S. Govt. Coll., 5.625%, 1/1/33 (Prerefunded 1/1/18)	AA/P	1,260,000	1,288,375
(1st Tier), Ser. A, NATL, 5.125%, 1/1/28	A1	615,000	625,818
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	8,582,997

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	46,000	989
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	700,000	15,050
Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	525,000	11,288
Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	91,000	1,957
Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	1,490,000	32,035

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,418,467

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	1,000,000	1,061,590

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/27	A/F	560,000	565,169
5.25%, 11/15/27 (Prerefunded 11/15/17)	AAA/P	440,000	446,648
5.25%, 11/15/22	A/F	1,400,000	1,416,674
5.25%, 11/15/22 (Prerefunded 11/15/17)	AAA/P	1,100,000	1,116,621

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6.875%, 12/31/39	Baa2	1,650,000	1,834,767

TX State G.O. Bonds
5.00%, 4/1/44	Aaa	5,000,000	5,726,950
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	1,000,000	1,076,350

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7.375%, 10/1/20	A1	4,000,000	4,761,880

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/29	A3	2,475,000	2,750,666

Victoria, Util. Syst. Rev. Bonds, AMBAC, U.S. Govt. Coll., 5.00%, 12/1/27 (Prerefunded 12/1/17)	AA-	3,960,000	4,022,489

			108,130,356
Utah (0.1%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,000,000	1,014,330

			1,014,330
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A
5.00%, 12/1/36	A3	500,000	558,145
5.00%, 12/1/35	A3	500,000	559,365

			1,117,510
Virginia (2.8%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5.00%, 5/1/23	A2	1,535,000	1,629,617

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	650,000	725,036

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5.00%, 6/1/25	BB+/P	410,000	441,878
5.00%, 6/1/23	BB+/P	445,000	484,650

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27	AA	12,500,000	14,380,250

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,200,000	1,272,084

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	6,100,000	6,567,077

			25,500,592
Washington (2.4%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,121,580

WA State COP, Ser. A, 5.00%, 7/1/34	Aa2	4,480,000	5,273,587

WA State G.O. Bonds
Ser. A-1, 5.00%, 8/1/37	Aa1	1,580,000	1,830,714
Ser. 17-A, 5.00%, 8/1/35	Aa1	5,000,000	5,871,200

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,390,038
Ser. B, NATL, 5.00%, 2/15/27	A	1,690,000	1,695,678
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,635,455

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.92%, 1/1/42	A	2,500,000	2,502,725

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	385,658

			21,706,635
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,100,410

			1,100,410
Wisconsin (0.6%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	1,000,000	1,085,620

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	330,000	358,730

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	3,000,000	3,262,470
(Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,160,193

			5,867,013
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	3,000,000	3,222,123

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5.50%, 1/1/38 (Prerefunded 1/1/18)	A2	2,800,000	2,862,048
5.50%, 1/1/33 (Prerefunded 1/1/18)	A2	1,410,000	1,441,246

			7,525,417

Total municipal bonds and notes (cost $847,296,500)			$895,761,375

PREFERRED STOCKS (0.4%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		1,600,000	$1,648,000

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,102,700

Total preferred stocks (cost $3,600,000)			$3,750,700

TOTAL INVESTMENTS

Total investments (cost $850,896,500)(b)			$899,512,075

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $908,220,102.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $850,421,299, resulting in gross unrealized appreciation and depreciation of $52,989,125 and $3,898,349, respectively, or net unrealized appreciation of $49,090,776.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.7%
	Transportation	15.0
	Health care	14.7
	State debt	13.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$895,691,537	$69,838
Preferred stocks	—	3,750,700	—

Totals by level	$—	$899,442,237	$69,838

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017